CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 47,882	$ 29,491	$ 12
Accounts receivable, net of allowance for doubtful accounts of $0	36,399
Other receivables	37,619
Inventories	36,000		1,545,490
Prepayments	92,250
Assets from discontinued operations	6,406	6,406	6,406
TOTAL CURRENT ASSETS	256,556	35,897	1,551,908
PROPERTY AND EQUIPMENT
Property and equipment, net of accumulated depreciation of $61,920	2,681,717
Deposits		350	11,150
Intangible assets, net of accumulated amortization of $1,049,425 at December 31, 2009			2,179,574
TOTAL NONCURRENT ASSETS		350	2,190,724
TOTAL ASSETS	2,938,273	36,247	3,742,632
CURRENT LIABILITIES
Accounts payable	4,965,134	5,315,659	4,220,167
Notes payable	8,125,491	7,811,510	7,391,718
Other accrued liabilities	1,614,264	3,576,587	3,311,025
Deferred revenues	207,486
Derivative liabilities	595,911	1,329,489	1,406,665
Liabilities from discontinued operations	1,365,929	1,365,929	1,387,406
TOTAL CURRENT LIABILITIES	16,874,215	19,399,174	17,716,981
TOTAL LIABILITIES	16,874,215	19,399,174	17,716,981
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock Value	4,030	3,226	2,631
Additional paid-in capital Common Stock	130,913,282	125,146,946	120,114,115
Accumulated deficit	(144,853,254)	(144,513,099)	(134,717,089)
STOCKHOLDERS' EQUITY ( DEFICIT)	(13,935,942)	(19,362,927)	(13,974,349)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,938,273	36,247	3,742,632
Series E Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock			100
Additional paid-in capital - Series E Preferred stock			625,894
Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock